ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2014
ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY [Abstract]
ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY

AIRMEDIA GROUP INC.

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(In U.S. dollars in thousands, except share related data)

	As of December 31,
	2013	2014
Assets
Current assets
Cash and cash equivalents	$14	$2,029
Amount due from subsidiaries	181,245	178,347
Other current assets	335	556

Total current assets	181,594	180,932

Non-current assets
Investment in subsidiaries	93,416	71,023

TOTAL ASSETS	275,010	251,955

Liabilities
Current liabilities
Amount due to subsidiaries	3,652	3,135
Accrued expenses and other current liabilities	392	84

Total liabilities	4,044	3,219

Equity
Ordinary Shares ($0.001 par value; 900,000,000 shares authorized in 2013 and 2014; 127,662,057 shares and 127,662,057 shares issued as of December 31, 2013 and 2014, respectively; 119,134,135 shares and 119,942,413 shares outstanding as of December 31, 2013 and 2014, respectively)	128	128
Additional paid in capital	313,912	323,167
Treasury stock (8,527,922 and 7,719,644 shares as of December 31, 2013 and 2014, respectively)	(9,860)	(9,236)
Accumulated deficits	(73,443)	(99,138)
Accumulated other comprehensive income	40,229	33,815

Total equity	270,966	248,736

TOTAL LIABILITIES AND EQUITY	$275,010	$251,955

AIRMEDIA GROUP INC.

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF OPERATIONS

(In U.S. dollars in thousands)

	For the years ended December 31,
	2012	2013	2014
Operating expenses
Selling and marketing	$(859)	$-	$(144)
General and administrative	(3,282)	(2,239)	(1,676)

Total operating expenses	(4,141)	(2,239)	(1,820)

Investment loss in subsidiaries	(28,587)	(8,387)	(23,875)

Net loss attributable to holders of ordinary shares	$(32,728)	$(10,626)	$(25,695)

AIRMEDIA GROUP INC.

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)

(In U.S. dollars in thousands)

	For the years ended December 31,
	2012	2013	2014

Net loss	$(32,728)	$(10,626)	$(25,695)
Other comprehensive income, net of tax:
Change in cumulative foreign currency translation adjustment	2,214	7,281	(6,414)
Comprehensive income loss attributable to Parent Company	$(30,514)	$(3,345)	$(32,109)

AIRMEDIA GROUP INC.

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CHANGES IN EQUITY

(In U.S. dollars in thousands, except share related data)

						Accumulated
						other
	Ordinary shares		Additional	Treasury	Accumulated	comprehensive	Total
	Shares	Amount	paid in capital	stock	deficits	income	equity

Balance as of January 1, 2012	125,247,597	$128	$275,150	$(3,775)	$(30,089)	$30,734	$272,148
Ordinary shares issued for share based compensation	137,166	-	-	161	-	-	161
Share repurchase as treasury stock	(3,272,278)	-	-	(3,421)	-	-	(3,421)
Share-based compensation	-	-	3,502	-	-	-	3,502
Foreign currency translation adjustment	-	-	-	-	-	2,214	2,214
Net loss	-	-	-	-	(32,728)	-	(32,728)

Balance as of December 31, 2012	122,112,485	$128	$278,652	$(7,035)	$(62,817)	$32,948	$241,876

Ordinary shares issued for share based compensation	18,400	-	-	21	-	-	21
Share repurchase as treasury stock	(2,996,750)	-	-	(2,846)	-	-	(2,846)
Share-based compensation	-	-	1,251	-	-	-	1,251
Foreign currency translation adjustment	-	-	-	-	-	7,281	7,281
Capital contribution from non-controlling interests	-	-	39,825	-	-	-	39,825
Acquisition of non-controlling interests	-	-	(5,816)	-	-	-	(5,816)
Net loss	-	-	-	-	(10,626)	-	(10,626)

Balance as of December 31, 2013	119,134,135	$128	$313,912	$(9,860)	$(73,443)	$40,229	$270,966

Ordinary shares issued for share based compensation	808,278	-	-	624	-	-	624
Share-based compensation	-	-	1,359	-	-	-	1,359
Foreign currency translation adjustment	-	-	-	-	-	(6,414)	(6,414)
Capital contribution from non-controlling interests	-	-	6,463	-	-	-	6,463
Disposal of equity interests of AM Film and AM Lianhe	-	-	1,433	-	-	-	1,433
Net loss	-	-	-	-	(25,695)	-	(25,695)

Balance as of December 31, 2014	119,942,413	$128	$323,167	$(9,236)	$(99,138)	$33,815	$248,736

AIRMEDIA GROUP INC.

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS

(In U.S. dollars in thousands)

	For the years ended December 31,
	2012	2013	2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$(32,728)	$(10,626)	$(25,695)
Investment loss in subsidiaries	28,587	8,387	23,875
Share-based compensation	3,502	1,251	1,359

CHANGES IN WORKING CAPITAL ACCOUNTS
Other current assets	(597)	444	(221)
Accounts payable	(40)	-	-
Accrued expenses and other current liabilities	(421)	(3)	(308)
Amount due to subsidiaries	265	3,231	(517)
Amount due from subsidiaries	2,497	(41)	2,898

Net cash provided by operating activities	1,065	2,643	1,391

CASH FLOWS FROM FINANCING ACTIVITIES
Cash paid for treasury stock	(3,421)	(2,846)	-
Proceeds from exercises of stock options	161	21	624

Net cash (used in) provided by financing activities	(3,260)	(2,825)	624

Net (decrease)/increase in cash	(2,195)	(182)	2,015
Cash, at beginning of year	2,391	196	14

Cash, at end of year	$196	$14	$2,029

AIRMEDIA GROUP INC.

NOTES TO ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

FINANCIAL INFORMATION OF PARENT COMPANY

(In U.S. dollars in thousands)

Notes:

1.	BASIS FOR PREPARATION

The condensed financial information of the parent company, AirMedia Group Inc., only has been prepared using the same accounting policies as set out in the Group's consolidated financial statements except that the parent company has used equity method to account for its investment in its subsidiaries, AM Technology, Shenzhen AM, Xi'an AM and Glorious Star, and its VIEs, Shengshi Lianhe, AM Advertising, Jiaming Advertising and AM Yuehang, and VIEs' subsidiaries, AirTV United, AM Film, Flying Dragon, AM Wenzhou, AM Lianhe, Hainan Jinhui, AM Jinshi, TJ Jinshi, Dongding, AM Outdoor, GreatView Media, AM Jinsheng, GZ Meizheng, AM Tianyi and Xinghe Union.

2.	INVESTMENTS IN SUBSIDIARIES AND VARIABLE INTEREST ENTITIES

The Company, its subsidiaries, its VIEs and VIEs' subsidiaries are included in the consolidated financial statements where the inter-company balances and transactions are eliminated upon consolidation. For the purpose of the Company's stand-alone financial statements, its investments in subsidiaries, VIEs and VIEs' subsidiaries are reported using the equity method of accounting. The Company's share of income and losses from its subsidiaries, VIEs and VIEs' subsidiaries is reported as earnings from subsidiaries, VIEs and VIEs' subsidiaries in the accompanying condensed financial information of parent company.

3.	INCOME TAXES

The Company is a tax exempted company incorporated in the Cayman Islands.